Fair value of financial instruments - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Transfers between levels	$ 0	$ 0